SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2016
Selected Statement Of Income Data [Abstract]
Schedule Of Research and Development Expense [Table Text Block]
a.	Research and development costs, net:

	Year ended December 31,
	2014	2015	2016

Total costs	$9,017	$8,735	$10,063
Less - capitalized software costs	(4,267)	(3,847)	(4,224)

Research and development, net	$4,750	$4,888	$5,839

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
b.	Financial income (expenses), net:

Bank charges offset by interest from short term deposits	$(156)	$64	$(199)
Interest expenses related to liabilities in connection with acquisitions	(152)	-	(257)
Interest income from marketable securities, net of amortization of premium on marketable securities	91	231	240
Loss arising from foreign currency translation and other	(1,569)	(980)	(214)

Financial income(expenses), net	$(1,786)	$(685)	$(430)